NEW STANDARDS AND AMENDMENTS AND INTERPRETATIONS OF EXISTING STANDARDS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and balances with banks	R$ 151,053,972	R$ 122,521,755	R$ 108,601,632
Financial assets at fair value through profit or loss	387,598,377	301,899,028	336,560,965
Financial assets at fair value through other comprehensive income	212,849,606	215,588,278	193,516,537
Financial assets at amortized cost
- Loans and advances, net of provision for losses		724,906,936	651,854,751
- Securities, net of provision for expected losses	175,207,077	211,611,074	178,819,275
- Other financial assets	56,958,860	65,705,559	64,411,451
Other assets		150,056,162	137,653,030
Total assets		1,792,288,792	1,671,417,641
Liabilities
Liabilities at amortized cost		1,239,685,337	1,155,822,453
Financial liabilities at fair value through profit or loss	15,542,220	13,341,324	14,265,283
Insurance technical provisions and pension plans		304,755,965	280,904,955
Other liabilities		74,495,329	71,415,941
Total liabilities		1,632,277,955	1,522,408,632
Total equity (1)	167,014,124	160,010,837	149,009,009	R$ 146,117,374
Total equity and liabilities		1,792,288,792	1,671,417,641
Net interest income	55,082,419	69,811,272	83,102,023
Fee and commission income		27,124,120
Net gains/(losses) on financial assets and liabilities		3,483,171
Gross profit from insurance and pension plans	5,235,711	4,032,326	6,073,461
Expected loss of loans and advances and other financial assets		(23,766,835)
Personnel expenses		(19,889,052)
Other administrative expenses	(16,286,260)	(16,574,610)	(15,993,155)
Depreciation and amortization		(5,306,442)
Other operating income/(expenses)		(15,648,266)
Share of profit of associates and joint ventures	2,101,681	1,355,926	421,504
Income tax and social contribution	4,294,414	(3,164,840)	(9,471,563)
Net income	R$ 14,502,765	21,456,770	23,380,804
Previously stated [member]
Assets
Cash and balances with banks		122,521,755	108,601,632
Financial assets at fair value through profit or loss		301,899,028	336,560,965
Financial assets at fair value through other comprehensive income		215,588,278	193,516,537
Financial assets at amortized cost
- Loans and advances, net of provision for losses		730,892,962	656,459,438
- Securities, net of provision for expected losses		211,611,074	178,819,275
- Other financial assets		65,705,559	64,411,451
Other assets		151,397,019	137,202,895
Total assets		1,799,615,675	1,675,572,193
Liabilities
Liabilities at amortized cost		1,239,685,337	1,155,822,453
Financial liabilities at fair value through profit or loss		13,341,324	14,265,283
Insurance technical provisions and pension plans		316,155,117	286,386,634
Other liabilities		71,692,633	68,869,116
Total liabilities		1,640,874,411	1,525,343,486
Total equity (1)		158,741,264	150,228,707
Total equity and liabilities		1,799,615,675	1,675,572,193
Net interest income		69,301,931
Fee and commission income		27,134,207
Net gains/(losses) on financial assets and liabilities		3,483,171
Gross profit from insurance and pension plans		7,264,883
Expected loss of loans and advances and other financial assets		(23,786,438)
Personnel expenses		(21,683,356)
Other administrative expenses		(17,510,519)
Depreciation and amortization		(5,663,220)
Other operating income/(expenses)		(15,686,636)
Share of profit of associates and joint ventures		1,355,926
Income tax and social contribution		(2,992,753)
Net income		21,217,196
Adoption I F R S 17 [Member]
Assets
Cash and balances with banks
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Financial assets at amortized cost
- Loans and advances, net of provision for losses		(5,986,026)	(4,604,687)
- Securities, net of provision for expected losses
- Other financial assets
Other assets		(1,340,857)	450,135
Total assets		(7,326,883)	(4,154,552)
Liabilities
Liabilities at amortized cost
Financial liabilities at fair value through profit or loss
Insurance technical provisions and pension plans		(11,399,152)	(5,481,679)
Other liabilities		2,802,696	2,546,825
Total liabilities		(8,596,456)	(2,934,854)
Total equity (1)		1,269,573	(1,219,698)
Total equity and liabilities		(7,326,883)	R$ (4,154,552)
Net interest income		509,341
Fee and commission income		(10,087)
Net gains/(losses) on financial assets and liabilities
Gross profit from insurance and pension plans		(3,232,557)
Expected loss of loans and advances and other financial assets		19,603
Personnel expenses		1,794,304
Other administrative expenses		935,909
Depreciation and amortization		356,778
Other operating income/(expenses)		38,370
Share of profit of associates and joint ventures
Income tax and social contribution		(172,087)
Net income		R$ 239,574